Other Liabilities - Schedule of Borrowings (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowed funds	CAD 227	CAD 274
Encumbrances on real estate, Maturing in 2033
Disclosure of detailed information about borrowings [line items]
Borrowed funds	206	251
Encumbrances on real estate in US Dollars, Maturing in 2020
Disclosure of detailed information about borrowings [line items]
Borrowed funds	CAD 21	CAD 23